FEDERAL FUNDS/SECURITIES BORROWED, LOANED, AND SUBJECT TO REPURCHASE AGREEMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
FEDERAL FUNDS/SECURITIES BORROWED, LOANED, AND SUBJECT TO REPURCHASE AGREEMENTS
Federal funds sold	$ 97,000,000	$ 37,000,000
Securities purchased under agreements to resell	138,549,000,000	153,492,000,000
Deposits paid for securities borrowed	122,665,000,000	122,320,000,000
Total federal funds sold and securities borrowed or purchased under agreements to resell	261,311,000,000	275,849,000,000
Allowable netting on securities purchased under agreements to resell	49,400,000,000	53,000,000,000
Federal funds purchased	1,005,000,000	688,000,000
Securities sold under agreements to repurchase	182,330,000,000	164,849,000,000
Deposits received for securities loaned	27,901,000,000	32,836,000,000
Total federal funds purchased and securities loaned or sold under agreements to repurchase	211,236,000,000	198,373,000,000
Allowable netting on securities sold under agreements to repurchase	$ 49,400,000,000	$ 53,000,000,000